Investment Objectives and Goals - The North Country Large Cap Equity Fund	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – THE NORTH COUNTRY LARGE CAP EQUITY FUND
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The North Country Large Cap Equity Fund (the “Fund”) seeks to provide investors with long-term capital appreciation.